Long-lived Assets by Geographic Areas (Details)	12 Months Ended
Jan. 31, 2015 USD ($)
Summary Of Significant Accounting Policies Schedule Of Disclosure On Geographic Areas, Long-lived Assets In Individual Foreign Countries By Country 1	$ 12,688
Summary Of Significant Accounting Policies Schedule Of Disclosure On Geographic Areas, Long-lived Assets In Individual Foreign Countries By Country 2	14,211
Summary Of Significant Accounting Policies Schedule Of Disclosure On Geographic Areas, Long-lived Assets In Individual Foreign Countries By Country 3	0
Summary Of Significant Accounting Policies Schedule Of Disclosure On Geographic Areas, Long-lived Assets In Individual Foreign Countries By Country 4	0
Summary Of Significant Accounting Policies Schedule Of Disclosure On Geographic Areas, Long-lived Assets In Individual Foreign Countries By Country 5	8,453
Summary Of Significant Accounting Policies Schedule Of Disclosure On Geographic Areas, Long-lived Assets In Individual Foreign Countries By Country 6	29,945
Summary Of Significant Accounting Policies Schedule Of Disclosure On Geographic Areas, Long-lived Assets In Individual Foreign Countries By Country 7	6,300
Summary Of Significant Accounting Policies Schedule Of Disclosure On Geographic Areas, Long-lived Assets In Individual Foreign Countries By Country 8	39,877
Summary Of Significant Accounting Policies Schedule Of Disclosure On Geographic Areas, Long-lived Assets In Individual Foreign Countries By Country 9	21,141
Summary Of Significant Accounting Policies Schedule Of Disclosure On Geographic Areas, Long-lived Assets In Individual Foreign Countries By Country 10	44,156
Summary Of Significant Accounting Policies Schedule Of Disclosure On Geographic Areas, Long-lived Assets In Individual Foreign Countries By Country 11	6,300
Summary Of Significant Accounting Policies Schedule Of Disclosure On Geographic Areas, Long-lived Assets In Individual Foreign Countries By Country 12	$ 39,877